UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                          CERTIFIED SHAREHOLDER REPORT
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08763

Name of Registrant: MH Elite Portfolio of Funds, Inc.

Address of Registrant: 220 Russell Avenue
                       Rahway, NJ 07065

Name and address of agent for service: Harvey Merson
                                            or
                                       Jeff Holcombe
                                       220 Russell Avenue
                                       Rahway, NJ 07065

Registrant's telephone number, including area code: 1-800-318-7969

Date of fiscal year end:  December 31

Date of reporting period:  January 1, 2007 - December 31, 2007

Item 1: Reports to Shareholders




                     MH Elite Portfolio of Funds, Inc.
                           220 Russell Avenue
                        Rahway, New Jersey 07065
                            1-800-318-7969
                           www.mhelite.com


Dear Shareholder:


We are pleased to present our combined 2007 annual report for MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds and
MH Elite Select Portfolio of Funds.

How about a little more volatility.

Same theme, different month. As reported in our semi annual report, rising energy prices, along with weaknesses in housing and subprime mortgages created havoc on the financial markets. The problems persisted throughout 2007 with the 'R' word, recession, gaining momentum in the wake of rising inflation concerns and a slowing economy. Higher costs for energy and food pushed inflation up by the largest amount in 17 years.

The stock market acted in contradictory waves to all the economic reports, news and market perceptions. The Dow Jones Industrial Average hit a historic high in July of 14,000. Two weeks later it was experiencing its worst week in more than 4 years. Headlines on July 13, 2007, 'Retail Reports Send Stocks to New Highs', on July 27, 2007, 'Dow Plummets Amid Investor Uneasiness'. Were shoppers really that disappointed with their purchases two weeks earlier? In September, consumer confidence declines to a 2 year low worrying retailers. In November, consumer spending was up the largest amount in 3 1/2 years, though not enough spending to keep the economy from suffering its weakest performance in 5 years.

The market continued to ebb and flow for the remainder of the year with each news flash:

   - September 18th, Federal Reserve slashed a key interest rate by a half percentage point propelling stocks to its biggest one day point jump in nearly 5 years.

   - November 2nd, comments from the Federal Reserve suggested it might be less generous with interest rate cuts in the coming months.

   - November 8th, it was reported Ben Bernanke was closely watching economic developments and would be prepared to respond (hint of another interest rate cut perhaps?) as needed.

   - November 28th, the hope that the Federal Reserve will cut interest rates for a third time in 2007 sent stocks soaring again.

   - December 11th, Federal Reserve did lower interest rates again but this time the Dow Jones drops sharply on the news. Investors apparently didn't think the rate cut was big enough so stock prices got punished.

What is to be gained from all of this? The stock market is not for the faint of heart but that long term investors have been rewarded for their patience and discipline. The market has recovered after each decline. We just don't know how long the recovery will take to reach new highs.

The moral of the story is that Wall Street always needs a story. Some have happy endings and some not so happy endings to overcome. In recent history, the market has endured the dot.com mania in the late 90's, inflation worries, real estate bubble, subprime mortgages, Enron fallout, terrorist attacks in U.S., oil crisis,hurricane Katrina, and war in Iraq. Over time Wall Street has survived them all. The benefits of investing for the long term are well documented. Our oldest fund, MH Elite Small Cap Fund of Funds has averaged 10.8% since its inception in 1998, despite all the doom and gloom surrounding Wall Street over the past 9 years.

For the year 2007, MH Elite Small Cap Fund of Funds was down 1.9% versus a 1.6% decline for the Russell 2000 index of small cap stocks. Hardest hit by financial stocks at the center of the subprime meltdown were small cap value funds and for our Fund in particular, Schneider Small Cap Value. Our second largest holding as of June 30th, Schneider Small Cap Value was down 17% in 2007, dragging our overall return into negative territory by year end, offsetting the first six months 9.9% return. Our balance of value and growth funds worked in our favor as other holdings were able to pick up the slack.

To help minimize the impact of losses in Schneider Small Cap Value, Bogle Small Cap Growth and William Blair Small Cap Growth, the Fund got strong performances from Keeley Small Cap Value, Bridgeway Small Cap Value and Schroder US Opportunities. The ability to overcome a loss of 17% in one of our top holdings is a testament to our fund of funds concept and the importance of a diversified blend of funds within this asset class. Once again, there was a large gap in performance between value and growth investing. The Russell 2000 Growth Index was up 7.1% versus a 9.8% decline for the Russell 2000 Value Index which had been the darlings of performance for the past few years. Over the past 6 months and for the first time since October 2002 small US companies have declined by 20%, signaling a bear market for small cap stocks. Also to be noted is that for the one year period, October 2002 to October 2003, small cap stocks rebounded and were up over 40%.

Notable changes to the portfolio were the additions of Loomis Sayles Small Cap Growth, Marshall Small Cap Growth and two exchange traded funds (ETF's), Vanguard Small Cap ETF and iShares Russell 2000 Index. ETF's were added in last quarter to avoid potential capital gain distributions from owning mutual fund shares. Nationwide Small Cap (formerly Gartmore Small Cap) was sold due to disappointing performance and a pending large capital gain distribution we did not want to pass along to our shareholders. Other deletions were Cambiar Conquistador, Aston River Road Small Cap Value and Perritt Emerging Opportunities.

For the year 2007, MH Elite Fund of Funds was up 6.4%, outperforming both the 5.5% return of the S&P 500 index and the 5.8% return of the Russell 1000 index. Unlike the small caps, large cap stocks were able to hang onto their earlier positive returns. For the first six months of the year the Fund was up 9%. As with the small caps, growth investing overshadowed value investing. The Russell 1000 index was up 11.8% while the Russell 1000 Value index was slightly negative for the year.

We got outstanding performances from Janus Contrarian (+23%), Brandywine Blue (+23%) and Marsico 21st Century (+19%). Our weakest performances this past year came from Cambiar Opportunity (-2%), Artisan Mid Cap Value (+2%), Dodge and Cox Stock (+.1%) and Schneider Value (-.3%).

Changes in fund holdings included replacing Hotchkis and Wiley Mid Cap Value with Fidelity Leveraged Co. Stock, replacing Primecap Odyssey Aggressive Growth with Rainier Mid Cap Equity and replacing Pioneer Cullen Value with Homestead Value and Fundamental Investors. We also sold our position in Growth Fund of America and added Amana Growth and Amana Income to the portfolio.

For the year 2007, MH Elite Select Portfolio of Funds was our best performing fund returning 11.8%, more than doubling the 5.5% return of the S&P 500 index. Led by emerging markets, commodities, energy and natural resources, the Fund has positioned itself to benefit from the growth in alternative investments and expansion of economies outside the U.S. After a rocky start in 2006, the Fund has rebounded nicely without chasing performance from the hottest sectors. While emerging markets 40% plus returns fueled our performance, they still represent less than 25% of our portfolio. We maintained risk adverse positions in market neutral and long/short funds and a number of asset allocation funds to help mitigate market volatility. TFS Market Neutral replaced two long/short funds, Analytic Global Long/Short and Nationwide Hedged Core Equity. We added to Ivy Asset Strategy, a world allocation fund which is currently our largest holding.

Other changes included replacing Mathews Pacific Tiger with Fidelity Southeast Asia. Eaton Vance Utilities changed its investment policy and was replaced with MFS Utilities. Alpine Dynamic Dividend was replaced with Cullen International High Dividend. We increased our weighting to large cap foreign stocks by adding Janus Overseas and Harbor International to the portfolio. Despite the drag on performance we maintain a 5% allocation to real estate. This sector is now represented by our holdings in Alpine International
Real Estate and CGM Realty. Another notable purchase at the end of the year was another Ken Heebner fund, CGM Focus, what I refer to as a go anywhere, no holds bar type fund.

Stories for 2008. The S&P 500 index's decline during the first eight trading days was the worst start for a year since 1982. Goldman Sachs, the biggest investment bank on Wall Street, thinks a recession is inevitable for 2008. Congress to provide tax rebates to stimulate the economy and Fed Chairman, Ben Bernanke pledges to lower interest rates as needed. These and many more stories will unfold in the coming year. There will never be a shortage of stories. The stock market does appear to have its own built in navigation system to eventually get itself back on track no matter what detour or story lies ahead.

We appreciate the trust all of you have placed in our management and we would like to extend a special welcome to all new shareholders.



							Sincerely,


                                                        /s/Harvey Merson
							Harvey Merson
							President

Past Performance is no guarantee of future results. The Fund's average annual total return assumes reinvestment of all dividends and capital gain distributions. Investment return and principal value will fluctuate so that, when redeemed, an investor's shares may be worth more or less than their original cost.

                      MH Elite Portfolio of Funds, Inc.

                       MH Elite Small Cap Fund of Funds

                       Underlying Fund Diversification
                             December 31, 2007

                     Investment Category of Underlying Funds
                           (as a % of Fund assets)

Small Cap Value	         %	  Small Cap Blend         %	       Small Cap Growth       %
------------------------------------------------------------------------------------------------
Bridgeway Small Cap     7.4     Keeley                   7.8       Royce                     7.5
Value N                         Small Cap Value                    Value Plus Service
------------------------------------------------------------------------------------------------
Schneider               6.4     Pacific Advisors         6.8       Schroder US               7.4
Small Cap Value                 Small Cap A                        Opportunities Inv
------------------------------------------------------------------------------------------------
Paradigm Value          5.3     Vanguard                 5.4       Loomis Sayles Small Cap   3.7
                                Small Cap ETF                      Growth R
------------------------------------------------------------------------------------------------
Royce                   4.2     Kinetics Small Cap       5.2       Marshall Small Cap        3.6
Opportunity Inv                 Opportunity                        Growth Inv
------------------------------------------------------------------------------------------------
                                Stratton                 5.1       Wasatch Micro Cap         3.6
                                Small Cap Value
                                ----------------------------------------------------------------
                                Bogle                    3.5       William Blair             3.2
                                Small Cap Growth Inv               Small Cap Growth N
                                ----------------------------------------------------------------
                                Perritt                  3.5       Oppenheimer Intl          3.1
                                Micro Cap Opportunties             Small Co A
                                ----------------------------------------------------------------
                                Ishares Russell 2000     3.5
                                Index
                                -----------------------------

                    Short-Term Securities and Other Assets - 3.8%



            Percentage of Fund assets allocated to each investment style based on the underlying securities held by each underlying fund



                           Value   Blend   Growth
                            24%     34%     42%










The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                       MH Elite Small Cap Fund of Funds

                           Schedule of Investments
                              December 31, 2007

      Mutual Funds  (87.3%)                       Shares         Value

        Keeley Small Cap Value                    15,798     $  430,965
        Royce Value Plus	                  29,989	414,144
        Bridgeway Small Cap Value N	          23,695	409,441
        Schroder US Opportunities 	          18,753	409,383
        Pacific Advisors Small Cap A	          10,752	373,085
        Schneider Small Cap Value	          20,643	352,584
        Paradigm Value	                           5,919	291,642
        Kinetics Small Cap Opportunity	           8,949	285,640
        Stratton Small Cap Value	           6,119	282,336
        Royce Opportunity Inv	                  20,921	230,552
        Loomis Sayles Small Cap Growth R	  13,012	201,041
        Wasatch Micro Cap                	  35,215	197,911
        Marshall Small Cap Growth Inv	          11,911	197,843
        Perritt Micro Cap Opportunities	           7,263	194,072
        Bogle Small Cap Growth Inv                 9,490	191,418
        William Blair Small Cap Growth N           7,634	177,877
        Oppenheimer International Small Co A       6,384        172,044
                                                             ----------
        Total Mutual Funds (Cost $ 4,515,290)                 4,811,978


      Exchange Traded Funds (8.9%)

        Vanguard Index Trust                       4,400        299,508
        Ishares Russell 200 Index                  2,500        189,800
                                                              ---------
        Total Exchange Traded Funds (Cost $ 501,480)            489,308

      Total Mutual Funds and
        Exchange Traded Funds (Cost $5,016,770)               5,301,286

      Short-Term Securities (2.1%)

        TD Ameritrade Money Market (Cost $ 119,472)             119,472
                                                            -----------

      Total Investments in Securities (Cost $ 5,136,242)      5,420,758

      Other Assets - net (1.7%)                                  92,036
                                                            -----------
      Net Assets - (100%)                                   $ 5,512,794
                                                            ===========







The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                       MH Elite Small Cap Fund of Funds

                     Statement of Assets and Liabilities
                               December 31, 2007

Assets

Investments in securities at value (Cost $ 5,136,242)       $ 5,420,758
Cash                                                             92,036
                                                            -----------
        Total Assets                                          5,512,794
                                                            -----------
Liabilities

        Total Liabilities                                             -
                                                            -----------

Net Assets                                                  $ 5,512,794
                                                            ===========

        Capital Stock, no par (issued and
            outstanding - 886,165)                          $ 5,227,976
        Undistributed net investment income                         302
        Net unrealized appreciation on investments              284,516
                                                            -----------

                Net Assets                                  $ 5,512,794
                                                            ===========

Net asset value per share                                   $      6.22
                                                            ===========











The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                       MH Elite Small Cap Fund of Funds

                           Statement of Operations
                      For The Year Ended December 31, 2007

Investment Income

        Dividend income from underlying funds                    $   37,347
        Interest                                                      7,422
                                                                 ----------
                Total investment income                              44,769
                                                                 ----------
Expenses
        Investment advisory fees (note 2)                            62,326
        Administrative service fees                                  15,581
                                                                 ----------
                Total expenses                                       77,907
                                                                 ----------

Net investment loss                                                 (33,138)
                                                                 -----------
Realized and unrealized gain on investments

        Capital gain distributions from underlying funds            314,292
        Net realized gain from investments                          322,106
        Net change in unrealized appreciation on investments       (702,979)
                                                                 ----------
        Net realized and unrealized loss on investments             (66,581)
                                                                 ----------
Net decrease in net assets resulting from operations             $  (99,719)
                                                                ===========







The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                       MH Elite Small Cap Fund of Funds
                      Statements of Changes in Net Assets
                 For The Year Ended December 31, 2007 and 2006



                                                        2007             2006
                                                  -----------------------------
Increase (decrease) in net assets from operations
     Net investment loss                           $   (33.138)   $    (55,202)
     Capital gain distributions from
       underlying funds                                314,292         472,938
     Net realized gain on investments                  322,106         285,981
     Change in unrealized appreciation
       (depreciation) on investments                  (702,979)         19,822
                                                  ----------------------------
     Net increase (decrease) in net assets
       resulting from operations                       (99,719)         723,539

Distributions to shareholders from:
     Net investment income                                   -         (140,257)
     Realized gains                                   (636,408)        (565,560)

                                                  ----------------------------

Capital share transactions (note 5)                    (73,149)         754,862
                                                  -----------------------------
Total increase (decrease)                             (809,276)         772,584

Net assets at beginning of year                      6,322,070        5,549,486
                                                  -----------------------------
Net assets at end of year                          $ 5,512,794      $ 6,322,070
                                                  =============================







The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                         MH Elite Fund of Funds
                    Underlying Fund Diversification
                          December 31, 2007


               Investment Category of Underlying Funds
                     (as a % of Fund assets)

Large Cap Value            %         Large Cap Blend           %            Large Cap Growth     %
---------------------------------------------------------------------------------------------------
Excelsior                 6.1     Janus Contrarian            7.0     Marsico 21st Century      6.5
Value and Restructuring
---------------------------------------------------------------------------------------------------
Mainstay ICAP             5.6     American Funds              5.5     Primecap Odyssey Growth   6.3
Select Equity I                   Fundamental Inv F
---------------------------------------------------------------------------------------------------
Scheider Value            5.6     Fairholme                   5.5     Brandywine Blue           5.4
---------------------------------------------------------------------------------------------------
Dodge and Cox Stock       5.5     Hartford                    5.0     Amana Trust Growth        4.3
                                  Capital Appreciation A
---------------------------------------------------------------------------------------------------
Homestead Value           4.5	  Cambiar Opportunity Inv     4.6
------------------------------------------------------------------
Amana Trust Income        2.9     FMI Large Cap               3.6
------------------------------------------------------------------




---------------------------------------------------------------------------------------------------
     Mid Cap Value         %        Mid Cap Blend               %       Mid Cap Growth           %
---------------------------------------------------------------------------------------------------
Artisan Mid Cap Value     3.8    Fidelity Leveraged Co Stk     4.6    Rainier Mid Cap Equity    4.7
---------------------------------------------------------------------------------------------------





                        Short-Term Securities and Other Assets - 3.0%

               Percentage of Fund assets allocated to each investment style based on the underlying securities held by each underlying fund

                                 Value     Blend   Growth
                                  27%       33%      40%

                       MH Elite Portfolio of Funds, Inc.

                            MH Elite Fund of Funds

                           Schedule of Investments
                              December 31, 2007


   Mutual Funds (97.0%)                    Shares        Value

     Janus Contrarian	                   24,505    $  476,382
     Marsico 21st Century	           25,307	441,360
     Primecap Odyssey Growth 	           29,733	431,132
     Excelsior Value and Restructuring	    7,324	416,168
     Schneider Value	                   17,978	385,454
     ICAP Select Equity	                    9,852	382,640
     Dodge & Cox Stock	                    2,738	378,542
     Fairholme	                           11,861	377,901
     American Funds Fundamental Inv F	    8,792	373,030
     Brandywine Blue	                   10,384	366,463
     Hartford Capital Appreciation CL A     8,427	340,873
     Rainier Mid Cap Equity I	            7,269	321,440
     Fidelity Leveraged 	            9,736	314,754
     Cambiar Opportunity Inst 	           16,395	312,158
     Homestead Value 	                    8,633	306,315
     Amana Trust Growth 	           12,742	293,059
     Artisan Mid Cap Value	           14,272	258,318
     FMI Large Cap	                   16,160	246,606
     Amana Trust Income	                    6,456	200,000
                                                     ----------

     Total Mutual Funds (Cost $ 5,998,509)            6,622,595

   Short-Term Securities (5.0%)

     TD Ameritradee Money Market (Cost $ 341,400)       341,400
                                                   ------------
   Total Investments in Securities
       (Cost  $ 6,339,909)                            6,963,995

   Other Assets less liabilities - net (-2.0%)         (139,963)
                                                   ------------

   Net Assets - (100%)                             $  6,824,032
                                                   ============

The accompanying notes are an integral part of these financial statements.

                         MH Elite Portfolio of Funds, Inc.

                            MH Elite Fund of Funds
                       Statement of Assets and Liabilities
                              December 31, 2007


Assets


Investments in securities at value (Cost $ 6,339,909)	$ 6,963,995
Cash     	                                             60,037
                                                        -----------
	Total Assets	                                  7,024,032
                                                        -----------
Liabilities

	Payable for security purchased                      200,000
                                                        -----------

        Total Liabilities	                            200,000
                                                        -----------

Net Assets	                                        $ 6,824,032
                                                        ===========

	Capital Stock, no par (issued and
           outstanding - 1,167,502)                    $  6,180,745
        Undistributed net investment income                   6,580
        Undistributed realized gain                          12,621
        Net unrealized appreciation on investments	    624,086
                                                        -----------
                Net Assets	                        $ 6,824,032
                                                        ===========

        Net asset value per share	                $      5.84
                                                        ===========










The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                            MH Elite Fund of Funds
                           Statement of Operations
                     For The Year Ended December 31, 2007

Investment income

     Dividend income from underlying funds             $   38,161
     Interest                                               6,503
                                                       ----------
           Total Investment Income                         44,664
                                                       ----------

Expenses
     Investment advisory fees (note 2)                     66,237
     Administrative service fees                           16,559
                                                       ----------
           Total Expenses                                  82,796
                                                       ----------

Net investment loss                                       (38,132)
                                                       -----------

Realized and unrealized gain on investments

     Capital gain distributions from underlying funds     311,360
     Net realized gain from investments                   315,692
     Net change in unrealized depreciation
        on investments                                   (196,966)
                                                       ----------
     Net realized and unrealized gain on investments      430,086
                                                       ----------
Net increase in net assets resulting from operations   $  391,954
                                                       ==========









The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                            MH Elite Fund of Funds

                     Statements of Changes in Net Assets
               For The Years Ended December 31, 2007 and 2006



                                                         2007             2006
                                                  ------------------------------
Increase (decrease) in net assets from operations
     Net investment loss                           $    (38,132)   $    (23,032)
     Capital gain distributions from
       underlying funds                                 311,360         231,410
     Net realized gain on investments                   315,692          89,260
     Change in unrealized
       appreciation (depreciation)
         on investments                                (196,966)        333,130
                                                  -----------------------------
     Net increase in net assets
       resulting from operations                        391,954         630,768

Distributions to shareholders from:
     Net investment income                             (121,817)       ( 26,301)
     Realized gains                                    (450,906)       (268,331)

                                                  -----------------------------

Capital share transactions (note 5)                     754,938         888,142
                                                  -----------------------------
Net increase                                            574,169       1,224,278

Net assets at beginning of year                       6,249,863       5,025,585
                                                  -----------------------------
Net assets at end of year                           $ 6,823,032     $ 6,249,863
                                                  =============================










The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                       MH Elite Select Portfolio of Funds
                        Underlying Fund Diversification
                                December 31, 2007


                   Investment Category of Underlying Funds
                           (as a % of Fund assets)

Long - Short             %           Latin America/        %        Precious Metals             %
                                    Emerging Markets
---------------------------------------------------------------------------------------------------
Diamond Hill            5.3     T. Rowe Price             5.4    US Global Investors           3.3
Long-Short I                    Latin America                    World Precious Minerals
---------------------------------------------------------------------------------------------------
TFS Market Neutral      5.3     Metzler/Payden European   4.0
                                Emerging Markets
-------------------------------------------------------------
                                Driehaus Emerging Markets 3.7
                                Growth
                                -----------------------------
                                Fidelity Southeast Asis   2.8
                                -----------------------------


---------------------------------------------------------------------------------------------------
    Natural Resources     %            Real Estate         %         Health Care                 %
---------------------------------------------------------------------------------------------------
US Global Investors      3.8    CGM Realty                2.1    Blackrock  Health Sciences     3.3
Global Resources                                                 Opportunities A
---------------------------------------------------------------------------------------------------
Guinness Atkinson        1.3    Alpine International      2.0    T. Rowe Price Health           2.8
Alternative Energy              Real Estate                      Sciences
---------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------
    World Allocation      %         Moderate Allocation    %      Conservative Allocation        %
---------------------------------------------------------------------------------------------------
Ivy Asset Strategy Y     6.3    Leuthold Asset Allocation 5.3    Permanent Portfolio            4.6
---------------------------------------------------------------------------------------------------
                                Bruce                     4.6
                                -----------------------------


---------------------------------------------------------------------------------------------------
 Foreign Develop Markets  %         World Stock             %              Miscellaneous          %
---------------------------------------------------------------------------------------------------
Julius Baer Intl         3.0    Wintergreen                3.4    Ralph Parks Cyclical Equity    2.9
Equity II A
---------------------------------------------------------------------------------------------------
Quantitative Foreign     2.9    Kinetics Paradigm          3.1    MFS Utilities A                2.6
Value Ord
----------------------------------------------------------------------------------------------------
Cullen Intl High         2.7                                      CGM Focus                      2.0
Dividend Ret
-----------------------------                                     ----------------------------------
Harbor Intl Inv          2.7
-----------------------------
Janus Overseas           2.7
-----------------------------

                        Short-Term Securities and Other Assets - 6.1%

                       MH Elite Portfolio of Funds, Inc.

                       MH Elite Select Portfolio of Funds

                           Schedule of Investments
                              December 31, 2007


   Mutual Funds (93.9%)                         Shares     Value

     Ivy Asset Strategy Y                        8,720	$ 242,407
     T. Rowe Price Latin America                 3,848    207,378
     TFS Market Neutral	                        14,001	  202,871
     Leuthold Asset Allocation 	                17,983	  202,670
     Diamond Hill Long-Short I	                10,965	  202,412
     Bruce	                                   494	  175,881
     Permanent Portfolio	                 4,841	  174,453
     Metzler/Payden European Emerging Markets    3,974	  150,512
     U.S. Global Investors Global Resource       8,249	  144,349
     Driehaus Emerging Markets Growth	         3,275	  142,319
     Wintergreen 	                         8,811	  128,546
     US Global Investors World Precious Minerals 4,872	  127,900
     Blackrock Health Sciences Opportunities A	 4,142	  124,315
     Kinetics Paradigm	                         3,888	  120,490
     Julius Baer International Equity II A       6,592	  112,854
     Quantitative Foreign Value Ord	         5,473	  110,990
     Ralph Parks Cyclical Equity	         9,524	  110,095
     Fidelity Southeast Asia	                 2,731	  108,301
     T. Rowe Price Health Sciences	         3,771	  106,787
     Janus Overseas	                         1,929	  103,973
     Harbor International Inv	                 1,461	  103,331
     Cullen International High Dividend Ret      7,262	  103,195
     MFS Utilities A	                         5,230	  101,203
     CGM Realty	                                 2,502	   78,687
     Alpine International Real Estate	         1,929	   75,579
     CGM Focus	                                 1,429	   75,000
     Guinness Atkinson Alternative Energy        3,056	   49,664

                                                       ----------

     Total Mutual Funds (Cost $ 3,274,616)              3,586,162
                                                       ----------

   Short-Term Securities (6.4%)

     TD Waterhouse Money Market (Cost $ 245,587)          245,587
                                                       ----------
   Total Investments in Securities
       (Cost  $ 3,520,203)                              3,831,749

   Other Assets less liabilities - net (-0.3%)            (11,082)
                                                       ----------

   Net Assets - (100%)                                $ 3,820,667
                                                      ===========

The accompanying notes are an integral part of these financial statements.

                         MH Elite Portfolio of Funds, Inc.

                         MH Elite Select Portfolio of Funds
                       Statement of Assets and Liabilities
                              December 31, 2007


Assets


Investments in securities at value (Cost $ 3,520,203)	$ 3,831,749
Cash     	                                             88,918
                                                        -----------
	Total Assets	                                  3,920,667
                                                        -----------
Liabilities

        Payable for security purchased                      100,000
                                                        -----------

        Total Liabilities	                            100,000
                                                        -----------

Net Assets	                                        $ 3,820,667
                                                        ===========

	Capital Stock, no par (issued and
           outstanding - 708,690)                      $  3,659,693
        Accumulated net realized losses
           from investments                                (158,306)
        Undistributed net investment income                   7,734
        Net unrealized appreciation on investments	    311,546
                                                        -----------
                Net Assets	                        $ 3,820,667
                                                        ===========

        Net asset value per share	                $      5.39
                                                        ===========










The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                       MH Elite Select Portfolio of Funds
                           Statement of Operations
                      For The Year Ended December 31, 2007


Investment income

     Dividend income from underlying funds             $   70,450
     Interest                                               6,945
                                                       ----------
           Total Investment Income                         77,395
                                                       ----------

Expenses
     Investment advisory fees (note 2)                     65,085
     Administrative service fees                            9,297
                                                       ----------
           Total Expenses                                  74,383
                                                       ----------

Net investment income                                       3,013
                                                       -----------

Realized and unrealized gain (loss) on investments

     Capital gain distributions from underlying funds     149,170
     Net realized gain from investments                    13,023
     Net change in unrealized appreciation
        on investments                                    242,141
                                                       ----------
     Net realized and unrealized gain on investments      404,334
                                                       ----------
Net increase in net assets resulting from operations   $  407,346
                                                       ==========









The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                       MH Elite Select Portfolio of Funds

                     Statements of Changes in Net Assets
                    For The Year Ended December 31, 2007 and
              For the Period April 6, 2006 (commencement of operations)
                            to December 31, 2006


                                                         2007             2006
                                                  ------------------------------
Increase (decrease) in net assets from operations
     Net investment loss                           $      3,013    $     15,001
     Capital gain distributions from
       underlying funds                                 149,170          93,237
     Net realized gain/(loss) on investments             13,023        (424,018)
     Change in unrealized appreciation
       on investments                                   242,141          69,405
                                                  -----------------------------
     Net increase (decrease) in net assets
       resulting from operations                        407,346        (246,375)

Distributions to shareholders from:
     Net investment income                             ( 15,001)              -
     Realized gains                                           -               -
                                                  -----------------------------

Capital share transactions (note 5)                    (752,194)      4,426,890
                                                  -----------------------------
Net increase (decrease)                                (359,848)      4,180,515

Net assets at beginning of year                       4,180,515               0
                                                  -----------------------------
Net assets at end of year                           $ 3,820,667      $ 4,180,515
                                                  =============================










The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                        Notes to Financial Statements
			       December 31, 2007


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

MH Elite Portfolio of Funds, Inc. is an open-end diversified management investment company under the Investment Company Act of 1940 and its securities under the Securities Act of 1933. MH Elite Portfolio of Funds, Inc. was also organized as a corporation in New Jersey on October 20, 1997.
MH Elite Portfolio of Funds, Inc. offers three funds to investors;
MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, and
MH Elite Select Portfolio of Funds (collectively, 'the Funds'). The sale to its initial investor in MH Elite Small Cap Fund of Funds occurred on February 17, 1998, the sale to its initial investor in MH Elite Fund of Funds occurred on January 13, 2004, and the sale to its initial investor in MH Elite Select Portfolio of Funds occurred on April 6, 2006. The Funds act as their own custodian.

The primary objective of the Funds is long-term capital appreciation through investing in diversified and non-diversified regulated investment companies that will invest in equity securities and exchange traded funds (ETFs).

The following is a summary of the Funds' significant accounting policies:

Underlying Fund Valuation - Underlying funds are valued at the last reported net asset value as quoted by the respective fund with the resulting unrealized gains and losses included in income. United States Government obligations and other debt instruments having sixty days or less remaining until maturity are valued at amortized cost.

Federal Income Taxes - The Funds intend to qualify and continue to qualify each year as a regulated investment company and distribute all of its taxable income. In addition, by distributing in each calendar year substantially all of their net investment income, capital gain and certain other amounts, if any, the Funds will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

Distributions to Shareholders - Dividends from net investment income, if any, are declared and paid annually. Capital gains, if any, are distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds.

Investment Income - Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Realized Gain and Loss - Security transactions are recorded on a trade date basis. Realized gain and loss on investments sold are recorded on the basis of identified or average cost.

                       MH Elite Portfolio of Funds, Inc.

                        Notes to Financial Statements
			       December 31, 2007

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

Reclassifications - In accordance with SOP-93-2 the Small Cap Fund recorded a reclassification in its capital accounts. As of December 31, 2007, the Fund recorded a permanent book/tax difference of $33,259 from net investment loss to paid-in-capital. This reclassification as no impact on the net asset value of the Fund and is designed generally to present undistributed income and net realized gains on a tax basis, which is considered to be more informative to shareholders.


2. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MH Investment Management Incorporated, (the 'Adviser') furnishes the Funds with investment advice and, in general, supervises the management and investment program of the Funds. Harvey Merson and Jeff Holcombe each own 50 percent of the Adviser. Under the Investment Advisory Agreement, the Funds have agreed to pay the Investment Adviser an annual fee, payable monthly, a percentage of each of the Funds average daily net assets.

The expenses and fees that a shareholder of the Funds will incur are based on the Fund's average daily net assets and are as follows:

	                              MH Elite Small Cap            MH Elite          MH Elite Select
	                                Fund of Funds	         Fund of Funds	     Portfolio of Funds
Management Fees                             1.00%	             1.00%	              1.75%
Distribution (and/or Service)
  (12b-1) Fees                              None	             None	              None
Other Expenses 	                            0.25%	             0.25%	              0.25%
Total Annual Fund Operating Expenses 	    1.25%	             1.25%	              2.00%

Other expenses of .25% will be paid to MH Investment Management Inc. as per the administrative services agreement. Under the agreement, MH Investment Management Inc. has agreed to pay the expenses incurred for the conduct of business by the Funds. The expenses incurred by the Funds that exceed the total annual fund operating expenses will be paid by the Adviser. The management fees and expenses of the underlying funds in which the Funds invest are not reflected in the table above. Generally, the operating expenses of the underlying funds range from 0.50% to 2.50% of average net assets.


For the period ended December 31, 2007 the management fees for each Fund were:

        MH Elite Small Cap Fund of Funds       $ 62,326
        MH Elite Fund of Funds                 $ 66,237
        MH Elite Select Portfolio of Funds     $ 65,085

For the period ended December 31, 2007 other expenses for each Fund were:

        MH Elite Small Cap Fund of Funds       $ 15,581
        MH Elite Fund of Funds                 $ 16,559
        MH Elite Select Portfolio of Funds     $  9,297

                       MH Elite Portfolio of Funds, Inc.

                        Notes to Financial Statements
			       December 31, 2007


3. PURCHASE AND SALE OF SECURITIES

The cost of securities purchased and the proceeds from sale of securities for the period ended December 31, 2007 aggregated for each Fund was:

	                                    Purchases	      Sales
                                         ---------------------------
MH Elite Small Cap Fund of Funds         $  2,526,840     $  2,952,645
MH Elite Fund of Funds                   $  2,365,000     $  1,826,320
MH Elite Select Portfolio of Funds       $  2,784,750	  $  2,956,623

For federal income tax purposes, the tax basis of investments is the same as for financial reporting purposes. At December 31, 2007, on a tax basis, gross unrealized appreciation and depreciation on investments for each Fund was:

	                                   Appreciation	     Depreciation
                                        -----------------------------------
MH Elite Small Cap Fund of Funds        $    490,909      $     206,393
MH Elite Fund of Funds	                $    718,880	  $      94,794
MH Elite Select Portfolio of Funds      $    357,113	  $      45,567


4.INCOME TAXES

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

As of December 31, 2007, the components of distributable earnings on a tax basis for each Fund are as follows:

	                              MH Elite Small Cap            MH Elite          MH Elite Select
	                                Fund of Funds	         Fund of Funds	     Portfolio of Funds

Undistributed ordinary income          $         302          $       6,580           $        7,734
Undistributed long-term capital gain   $           -          $      12,621           $            -
Unrealized appreciation/depreciation   $     284,516          $     624,084           $      311,546

The tax character of distributions paid by the Funds during the years ended December 31, 2007 and 2006 are as follows:

	                                      MH Elite Small Cap           MH Elite               MH Elite Select
	                                         Fund of Funds	     Fund of Funds	    Portfolio of Funds*
                                               2007         2006       2007         2006         2007         2006
Undistributed Ordinary income            $       -    $ 140,257     $ 121,817   $  26,301    $        -   $        -
Undistributed Long-term capital gain     $ 636,408    $ 565,500     $ 450,906   $ 268,331    $        -   $        -
Undistributed appreciation/depreciation  $       -    $       -     $       -   $       -    $   15,001   $        -


* MH Elite Select Portfolio of Funds commenced operations on April 6, 2006.

                       MH Elite Portfolio of Funds, Inc.

                        Notes to Financial Statements
			       December 31, 2007

5. CAPITAL SHARE TRANSACTIONS

As of December 31, 2007, 1,000,000,000 shares of no par value capital stock were authorized. Transactions in capital stock for each Fund are as follows:




                              MH Elite Small Cap Fund of Funds

                             For the year ended           For the year ended
                              December 31, 2007	          December 31, 2006

                          Shares           Amount        Shares       Amount
                          ------           ------        ------       ------
Shares Sold                76,614       $  583,637       77,968    $   606,870
Shares issued in
  reinvestment of
    distributions          99,631          622,693       96,908        693,864
                        ----------      -----------    --------     ----------
                          176,245        1,206,330      174,876      1,300,734


Shares redeemed          (172,589)      (1,279,479)     (71,121)      (545,872)
                         ---------       ----------    ---------    -----------

Net increase/(decrease)     3,656       $  (73,149)     103,756     $  754,862
                         =========      ===========    =========    ===========

                                         MH Elite Fund of Funds

                             For the year ended           For the year ended
                             December 31, 2007	          December 31, 2006

                          Shares           Amount        Shares       Amount
                          ------           ------        ------       ------
Shares Sold               117,073      $   750,928       126,348    $   749,505
Shares issued in
  reinvestment of
    distributions          95,367          559,804        47,919        287,037
                        ---------       ----------      --------    -----------
                          212,440        1,310,732       174,267      1,036,542


Shares redeemed           (88,097)        (555,794)      (25,264)      (148,400)
                         ---------       ----------     --------    -----------

Net increase/(decrease)   124,343       $  754,938       149,003     $  888,142
                         =========      ===========     ========    ===========

                                 MH Elite Select Portfolio of Funds
                              For the year ended            For the period ended
                             December 31, 2007             December 31, 2006 *
                           Shares         Amount         Shares          Amount
                         ------           ------         ------          ------
Shares Sold              128,510       $  657,742      1,155,565    $ 5,825,668
Shares issued in
reinvestment of
distributions              2,778           15,001              -              -
                       ----------      -----------    ----------   ------------
                         131,288          672,743      1,155,565      5,825,668

Shares redeemed         (285,815)      (1,424,937)      (292,348)    (1,398,778)
                       ----------      ------------   ----------    ------------

Net Increase            (154,527)      $ (752,194)       863,217     $ 4,426,890
                       ==========      ============    ==========    ===========


* For the period April 6, 2006 (commencement of operations) to December 31, 2006

6. NEW ACCOUNTING PRONOUNCEMENT

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, 'Fair Value Measurements' ('FAS 157'). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity's own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which FAS 157 is initially applied. Management is currently evaluating the application of FAS 157 to the Fund and will provide additional information in relation to FAS 157 on the Fund's semi-annual financial statements for the period ending June 30, 2008.

The Funds adopted Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 Accounting for Uncertainty in Income Taxes on
January 1, 2007. FASB Interpretation No. 48 requires the tax effects of certain tax positions to be recognized. These tax positions must meet a 'more likely than not' standard that based on their technical merits have a more than fifty percent likelihood of being sustained upon examination. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained. Management of the Funds does not believe that any adjustments were necessary to the financial statements at adoption.

                      MH Elite Portfolio of Funds, Inc.

                     MH Elite Small Cap Fund of Funds
                           Financial Highlights
       For a share of capital stock outstanding throughout the period


                                  For the years ended December 31,
                           2007         2006        2005         2004        2003
                        -----------------------------------------------------------
PER SHARE DATA:

Net asset value,
beginning of period      $  7.16      $  7.13     $  7.39      $  7.06    $  4.86
-----------------------------------------------------------------------------------
Income from
Investment Operations:

Net Investment
   Loss (a) (c)            (0.04)      (0.07)       (0.08)       (0.08)     (0.04)

Net Realized and
 Unrealized Gain/(Loss)
  on Investments           (0.09)       1.00         0.53         1.19       2.24
                         --------     --------   ---------     --------    --------
Total Income/(Loss)
 from Investment
  Operations               (0.13)       0.93         0.45         1.11       2.20

Less Distributions from:
Net investment income          -       (0.18)       (0.10)       (0.18)         -
Realized gains             (0.81)      (0.72)       (0.61)       (0.60)         -
------------------------------------------------------------------------------------


Net asset value,
end of period            $  6.22     $  7.16      $  7.13      $  7.39     $  7.06
------------------------------------------------------------------------------------

Total Return (b)           -1.88%      13.04%        6.09%       15.72%      45.27%
------------------------------------------------------------------------------------

Ratios and Supplement Data:

Net assets, end of
period (in 000's)         $ 5,513    $ 6,322      $ 5,549      $ 5,185      $ 5,234
                          =======    =======      =======      =======      =======
Ratio of Expenses to
Average Net Assets (c)      1.26%      1.24%        1.24%        1.23%        1.23%

Ratio of Net Investment
Income to Average
Net Assets (c)             -0.53%     -0.91%       -1.06%       -1.16%       -1.14%

Portfolio turnover
rate (%)                   42.48%     33.22%       29.67%       33.60%       53.14%
---------------------------------------------------------------------------------------


   (a) Per share net investment income has been determined on the average number of shares outstanding during the period.
   (b) Total return assumes reinvestment of dividends.
   (c) Net investment income and expense ratios do not reflect the Fund of Funds' proportionate share of income and expense of the underlying funds.




The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                           MH Elite Fund of Funds
                           Financial Highlights
       For a share of capital stock outstanding throughout the period


                                                  For the period
                                                   January 13,
                         For the Years Ended         2004 to
                             December 31,          December 31,
                          2007        2006         2005           2004 (a)
                       --------------------------------------------------
PER SHARE DATA:

Net asset value,
beginning of period    $  5.99       $  5.62       $  5.41        $  5.00
--------------------------------------------------------------------------
Income from
Investment Operations:

Net Investment
   Loss(b) (e)           (0.04)        (0.02)        (0.03)         (0.03)

Net Realized and
Unrealized Gain
on Investments            0.42          0.69          0.40           0.48
                        -------       -------       -------       --------
Total Income
from Investment
Operations                0.38          0.67          0.37           0.45

Less Distributions from:
Net investment income    (0.11)        (0.03)        (0.03)             -
Realized gains           (0.42)        (0.27)        (0.13)         (0.04)
--------------------------------------------------------------------------


Net asset value,
end of period          $   5.84      $  5.99       $  5.62        $  5.41
--------------------------------------------------------------------------

Total Return (c)           6.37%       11.92%         6.84%          9.00%
---------------------------------------------------------------------------

Ratios and Supplement Data:

Net assets, end of
period (in 000's)      $  6,824      $ 6,250       $ 5,026         $ 4,208
                       ========      =======       =======         =======
Ratio of Expenses to
Average Net Assets (e)    1.25%        1.24%          1.25%           1.32% (d)

Ratio of Net Investment
Income to Average
Net Assets (e)           -0.58%       -0.41%         -0.75%          -0.70% (d)

Portfolio turnover
rate(%)                  28.51%       31.55%         32.90%          11.50%
-----------------------------------------------------------------------------



   (a) Commencement of operations began on January 13, 2004.
   (b) Per share net investment income has been determined on the average number of shares outstanding during the period.
   (c) Total return assumes reinvestment of dividends.
   (d) Annualized.
   (e) Net investment income and expense ratios do not reflect the Fund of Funds' proportionate share of income and expense of the underlying funds.






The accompanying notes are an integral part of these financial statements.

                     MH Elite Portfolio of Funds, Inc.
                           MH Elite Fund of Funds
                            Financial Highlights
     For a share of capital stock outstanding throughout the period


                                                     For the period
                         For Year Ending             April 6, 2006 to
                        December 31, 2007          December 31, 2006 (a)
                      ---------------------------------------------------
PER SHARE DATA:

Net asset value,
beginning of period        $   4.84                       $  5.00
-------------------------------------------------------------------------
Income from
Investment Operations:

Net Investment Income(b) (e)   0.01                          0.02

Net Realized and
Unrealized Gain/(Loss)
on Investments                 0.56                         (0.18)
                            -------                       --------
Total Income/(Loss)
from Investment
Operations                     0.57                         (0.16)

Less Distributions from:
Net investment income         (0.02)                            -
Realize gains                     -                             -
                            -------                       --------


Net asset value,
end of period              $   5.39                       $  4.84
------------------------------------------------------------------

Total Return (c)              11.78%                        -3.20%
-------------------------------------------------------------------

Ratios and Supplement Data:

Net assets, end of
period (in 000's)          $  3,821                      $  4,181
                           ========                      ========
Ratio of Expenses to
Average Net Assets (d) (e)     1.97%                         1.95%

Ratio of Net Investment
Income to Average
Net Assets (d) (e)             0.08%                        -1.09%

Portfolio turnover
rate(%)                       79.36%                       120.49%
--------------------------------------------------------------------





    (a)	Commencement of operations began on April 6, 2006.
    (b)	Per share net investment income has been determined on the average number of shares outstanding during the period.
    (c)	Total return assumes reinvestment of dividends.
    (d)	Annualized.
    (e)	Net investment income and expense ratios do not reflect the
        Fund of Funds' proportionate share of income and expense of the underlying funds.






The accompanying notes are an integral part of these financial statements.

                REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of MH Elite Portfolio of Funds, Inc.

        We have audited the accompanying statement of assets and liabilities of MH Elite Small Cap Fund of Funds ('Small Cap'),
MH Elite Fund of Funds ('Fund of Funds') and MH Elite Select Portfolio of Funds ('Select'), (collectively the 'Funds'), (each a series of MH Elite Portfolio of Funds, Inc.) including the schedules of investments, as of December 31, 2007 and the related statements of operations for the year ended, the statements of changes in net assets for each of the two years then ended for the Small Cap and Fund of Funds and the for the year then ended December 31, 2007 and the period April 6, 2006 (commencement of operations) to December 31, 2006 for the Select Fund, and the financial highlights for each of the five years in the period then ended for the Small Cap, the three years then ended and for the period January 13, 2004 (commencement of operations) to December 31, 2004 for the Fund of Funds, and for the year ended December 31, 2007 and the period April 6, 2006 (commencement of operations) to December 31, 2007 for the Select Fund. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits.

        We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, verified by examination through correspondence with brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

	In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of the Funds as of December 31, 2007, the results of their operations for the year then ended, the changes in their net assets and the financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.



Abington Pennsylvania                                s/ Sanville & Company
February 27, 2008

                       MH Elite Portfolio of Funds, Inc.

                              ADDITIONAL INFORMATION

                            PROXY VOTING GUIDELINES

MH Elite Portfolio of Funds, Inc. has adopted the policy of always voting in line with management recommendations. If, at any time, we feel the fund management of an underlying fund within one of our portfolios is not working in the best interests of our shareholders we will liquidate our position in that fund. It is not our intent to change or alter the management or policies of the underlying funds. The most effective way to voice our concerns or displeasure with the management of a fund company is to simply not invest in their fund(s). We will only invest in fund companies that we feel will help us to meet our investment objectives and, in turn, serve the needs of our shareholders.


                         SCHEDULE OF INVESTMENTS (FORM N-Q)

The SEC has adopted the requirement that all funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters ending after July 9, 2004.
For the MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, and
MH Elite Select Portfolio of Funds this would be for the fiscal quarters ending March 31 and September 30. The Form N-Q filing must be made within 60 days of the end of the quarter. The MH Elite Small Cap
Fund of Funds, MH Elite Fund of Funds, and MH Select Portfolio of Funds Forms N-Q will be available on the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room). You may also obtain copies by calling the Fund at 1-800-318-7969.

               BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

On December 12, 2006, the non-interested Board of Directors of the Funds approved the continuation of the advisory agreement for an additional year with MH Investment Management Inc. Materials provided to and discussed with the Board contained information, including comparative fund information relating to performance, advisory fees and other expenses, with respect to numerous factors, including the following:

   - The background, education and experience of the Advisor's personnel
   - Investment strategies and decision making processes
   - The nature, extent and quality of the services to be provided by the investment adviser
   - Investment performance of the Funds
   - Compensation to the adviser and analysis of the adviser's profitability with respect to the Funds
   - Financial condition and stability of the adviser
   - Possible conflicts of interest between the adviser and the Funds
   - Overall fund expenses and expense ratios of the Funds

The Board considered the scope and quality of services provided by the Advisor. Services provided by the Advisor include all operations of the Funds including portfolio management, transfer and shareholder services. Only accounting, auditing and legal services are outsourced by the adviser. Based on the fees available and paid to the adviser, the Board concluded that management fees are fair and reasonable with respect to the quality of service provided and in light of other factors that the Board deemed relevant to the structure of the Funds. The Board, to factor in economies of scale as the Funds grow, will reexamine the current fee structure when the Funds' assets reach at least $35 million. Based on their review, the Board concluded that the Advisor had the capabilities, resources and personnel necessary to manage the Funds.

The Board compared the performance of the Funds to benchmark indices over various periods of time and concluded the performance of the Funds warranted the continuation of the advisory agreement.

The Board was advised the Funds have no soft dollar arrangements with any third parties and transaction fees, when applicable in the buying and selling of underlying funds, are paid by the adviser.


                                    EXPENSE EXAMPLE

As a shareholder of the MH Elite Small Cap Fund of Funds,
MH Elite Fund of Funds, and/or MH Elite Select Portfolio of Funds you incur two types of costs: (1) management fees and (2) other
Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2007 through December 31, 2007.



                               ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled 'Expenses Paid During Period' to estimate the expenses you paid on your account during this period.

          HYPOTHETICAL EXAMPLE FOR COMPARISION PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds.
To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                           Expenses Paid During the
	                Beginning Account Value   Ending Account Value      Period July 1, 2007 to
                             July 1, 2007	   December 31, 2007  	     December 31, 2007 (a)
Actual - MH Elite Small
Cap  Fund of Funds 	        $1,000	                $  893	                $ 5.97	(b)

Actual - MH Elite Fund
of Funds 	                $1,000	                $  975	                $ 6.22  (b)

Actual - MH Elite Select
Portfolio of Funds (b)	        $1,000	                $1,048	                $10.33  (c)

Hypothetical with expense
ratio of 1.25% (5% return
before expenses)	        $1,000	                $1,025	                $ 6.38

Hypothetical with expense
ratio of 2.0% (5% return
before expenses)	        $1,000	                $1,025	                $10.21

  (a) The management fees and expenses of the underlying funds in which the Funds invest are not reflected in the table below. Generally, the operating expenses of the underlying funds range from 0.50% to 2.50% of average net assets.
  (b) Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 184 / 365 (to reflect the one-half year period).
  (c) Expenses are equal to the Fund's annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 184 / 365 (to reflect the one-half year period).

                         Board of Directors Information
          MH Elite Small Cap Fund of Funds and MH Elite Fund of Funds
                               December 31, 2007


The business and affairs of the Funds are managed under the direction of the Funds' Board of Directors. Information pertaining to the Directors of the Funds is set forth below. The Statement of Additional Information includes additional information about the Funds' Directors, and is available without
charge, by calling 1-800-318-7969.   Each director may be contacted by writing
to the director c/o MH Elite Portfolio of Funds, Inc., 220 Russell Avenue, Rahway, NJ 07065.

All independent and interested directors serve on the Board of Directors of each Fund.

                                      DIRECTORS OF THE FUNDS

                                                                                  Number of
                            Position(s)      Term of         Principal           Portfolios in        Other
                            Held with       Office and     Occupation(s)          Fund Complex     Directorships
Name,Address, and Age         Fund          length of      During Past 5          Overseen by        Held by
                                            Time Served       Years               Director           Director
Vincent Farinaro            Non-Interested   One Year,  Converted Paper Products     3               None
565 Fallbrook Drive         Director         Since      Consultant
Venice, FL 34292                             7-31-1998
79

Howard Samms                Non-Interested   One Year,  Johnson and Johnson          3               None
4 Surrey Lane               Director         Since      Healthcare Systems,
Lambertville, NJ 08530                       7-31-1998  Director of Finance
62                          Chairman of the  Since
                            Board            1-1-2005


Jerome Stern                Non-Interested   One Year,  Retired                      3               None
44 Dexter Drive North       Director         8-6-1999
Basking Ridge, NJ 07920
79

Tice Walker                 Non-Interested   One Year,  Actuary                      3               None
52 Oak Avenue               Director         Since
Metuchen NJ 08840                            9-1-2003
39

Jeff Holcombe*              Interested       One Year,  Telcordia Technologies       3               None
8 Guildford Court           Director                    Director of Software
Annandale, NJ 08801                          Since      Development
52                          Vice-President   Fund
                                             Inception


* As Vice President and partner of the Funds' Investment Adviser,
Mr. Holcombe is considered an "Interested Directors" as defined by the Investment Company Act of 1940.

Item 2. Code of Ethics

   As of the end of the period covered by this report on Form N-CSR, the Registrant has adopted a Code of Ethics (as defined in Item 2(b) of Form N-CSR) that applies to the Registrant's principal executive officer and principal financial officer. A copy of the Code of Ethics may be obtained without charge, by writing to MH Elite Portfolio of Funds Inc., 220 Russell Avenue,
Rahway, NJ 07065.

Item 3. Audit Committe Financial Expert

MH Elite Portfolio of Funds, Inc. manages a small fund with less than 20 million in assets. The Fund's management and Board of Directors have determined with a history of certified audits and the auditors satisfaction as stated in their statement of internal control exercised by the Fund, that a separate audit committee and financial expert is not required. The Fund's management is responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940).


Item 4. Principal Accountant Fees and Services

   The following table sets forth information as to the fees billed to the Registrant for each of the last two fiscal years for audit, audit related, tax and other services and products.

                  Fiscal Year Ended December 31,

                       2007             2006
                     -------          -------
Audit Fees          $ 14,400         $ 14,400
Audit-Related              0                0
Tax Fees               3,075            3,075
All Other Fees             0                0
                    ---------          -------
Total               $ 17,475          $17,475


Item 5.  Audit Committee of Listed Registrants

  Not applicable to this Registrant because it is not a 'listed issuer' within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6.  (RESERVED)

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

  Not applicable to this Registrant because it is not a closed-end management investment company.

Item 8.  (RESERVED)

Item 9. Controls and Procedures

(a) DISCOSURE CONTROLS AND PROCEDURES. Based on an evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) carried out under the supervision and with the participation of the Registrant's management, including its principal executive and financial officers, within 90 days prior to the filing date of this report on Form N-CSR, the Registrant's principal executive and financial officers have concluded that the design and operation of the Registrant's disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-CSR is recorded, processed, summarized and recorded within the time periods specified in the SEC's rules and forms.

(b) CHANGE IN INTERNAL CONTROLS. There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 10.   Exhibits


  The folowing exhibits are attached to this Form N-CSR:

     Exhibit 10(a)     Code of Ethics policy for Registrant (refer to Item 2)

     Exhibit 10(b)(1) Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

     Exhibit 10(b)(2) Certification of Principle Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

     Exhibit 10(c)     Certification of Chief Executive Office and
                       Chief Financial Officer Required by Section 906 of the Sarbanes-Oxley Act of 2002.



                                   SIGNATURES


   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 28th day of February, 2008.


                                       MH Elite Portfolio of Funds, Inc.

                                       /s/ Harvey Mersion
                                       --------------------------------
                                       Harvey Merson
                                       President
                                       (Principal Executive Office)

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 28th day of February, 2008.


                                       /s/ Jeff Holcombe
                                       ---------------------------------
                                       Jeff Holcombe
                                       Vice President
                                       (Principal Financial Office)